SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	Jul. 08, 2015	Jul. 06, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Events
Maximum borrowing capacity				$ 13,492,872	$ 13,953,995
Unsecured Facilities
Subsequent Events
Maximum borrowing capacity			$ 250,000
Revolving credit facilities
Subsequent Events
Maximum borrowing capacity			100,000	350,000	350,000
Term loan
Subsequent Events
Maximum borrowing capacity			$ 150,000	$ 150,000	$ 150,000
Subsequent event | Revolving credit facilities
Subsequent Events
Repayment of facility		$ 100,000
Subsequent event | Term loan
Subsequent Events
Repayment of facility	$ 150,000